Common stock - Additional Information (Detail) - JPY (¥) ¥ in Millions		4 Months Ended	12 Months Ended
	Nov. 14, 2024	Feb. 28, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cancellation of treasury stock			25,492,100
Common Stock [Member]
Share repurchase period description	November 15, 2024 to February 28, 2025
Share repurchase		25,492,100
Share repurchase value		¥ 99,999,825,700
Cancellation of treasury stock			(34,670)
The Repurchase Plan [Member] | Common Stock [Member]
Number of shares to be repurchased	50,000,000
Total amount of shares to be repurchased	¥ 100,000